OTHER INFORMATION	12 Months Ended
Dec. 31, 2025
Other Information
OTHER INFORMATION

17.	OTHER INFORMATION

Long Term Incentive Plan (“LTIP”)

On February 2, 2022, the Company’s Board approved the terms and conditions of a long-term incentive plan (the “LTIP”), which was approved by the Company’s Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment of senior management and directors with the interests of the Company’s Shareholders and strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of the Company and the Directors and certain employees and independent contractors providing services to Codere Online from time to time. The beneficiaries will be proposed by the Chief Executive Officer of the Company and will be subject to approval by the Company’s Board. Upon approval by the Company’s Board, such beneficiaries will receive an invitation letter to participate in the LTIP. Beneficiaries will be required to accept the terms of a post-contractual non-compete and non-solicitation agreement to benefit from the terms of the LTIP.

Compensation under the LTIP will be based on the beneficiary’s expected role, responsibilities and contribution to the business of the Company, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments payable depending upon the increase in the Company’s equity value and/or deferred payments payable depending upon the Incremental Equity Value (the amount will be determined as soon as possible following year-end 2026). The Incremental Equity Value will be calculated considering the Exercise Equity Value (which will be calculated considering the 2026 Adjusted EBITDA, the Net Financial Debt and the Transaction Value of Codere Online as established in the Company Sale Event), the Base Equity Value (amounting to $350 million) and the Invested Capital from shareholders (less any cash contributions to shareholders, in each case to the extent made after the date of commencement of this Plan and will be capitalized at an annual rate of 8%).

According to the LTIP Agreement, the termination date of the restricted shares and deferred payments will be March 31, 2027, whereas the share options will terminate on December 31, 2027. The number of share options to be granted will be based on the portion of the Target Compensation tied to this stock option component, a $10.00 exercise price (the “Strike Price”), the Target Share Price and subject to standard anti-dilution protections and adjustment for extraordinary cash dividends.

The restricted shares, share options and deferred payment rights granted to the beneficiaries shall have a 20% vesting per calendar year, considering the applicable start of vesting period.

Notwithstanding the general 20% per year vesting rule, the following clarifications apply based on employee start dates:

(i)	For grants made after January 1, 2022, where the beneficiary was already employed or providing services as of January 1, 2022, the vesting commencement date is deemed to be January 1, 2022.

(ii)	For grants made after January 1, 2022, where the beneficiary joined the Company after January 1, 2022, the vesting schedule is adjusted proportionally to ensure full vesting by December 31, 2026 (i.e., more than 20% per year on average).

The share options will be exercised at the option of the beneficiary on a cash or cashless basis (subject to the Company’s option to net cash settle) and will not be transferable by the beneficiary at any time. The Company intends to settle the options in shares.

The number of restricted shares to be granted will be based on the portion of the Target Compensation tied to the restricted share component and a target share price of $20.50 (“Target Share Price”). The restricted shares may also be net cash settled by the Company, although the Company intends to settle them in shares. Share options may be exercised, and restricted shares may be sold, following the later of (i) 90 days from the respective vesting date and (ii) December 31, 2023.

Deferred payment rights are measured in USD, and the employee will receive as many shares as are worth to the deferred payment right amount no later than March 31, 2027. The deferred payments rights granted to the beneficiaries shall have a 20% vesting per calendar year and will be paid at the Company’s option in cash or the Company’s Ordinary Shares subject to certain exceptions and acceleration events. The Company intends to settle the deferred payment rights in shares.

The employer company of each beneficiary will be the one liable for compliance with applicable payroll obligations (income tax withholdings and social security tax withholdings/payments).

The total number of Ordinary Shares issuable to beneficiaries pursuant to the share options and restricted shares shall be limited to 5% of the total number of Ordinary Shares issued and outstanding at the time the LTIP was approved by the Company’s Shareholders. The Company may increase such limit by an amount equivalent to 0.2% of the total number of Ordinary Shares issued and outstanding on each December 31 through the end of the vesting period of the LTIP, to provide for additional capacity to grant awards to additional beneficiaries under the LTIP.

Amended Existing Long Term Incentive Plan (“Amended Existing LTIP”)

On November 7, 2024, the Board approved certain amendments to the Company’s existing LTIP with the aim of further enhancing the alignment between management, directors and shareholders by providing additional incentives. The amended existing LTIP (the “Amended Existing LTIP”) was subsequently approved by the Company’s shareholders at the Annual General Meeting held on June 30, 2025.

Under the Amended Existing LTIP, participants may receive additional restricted share awards and/or additional deferred payment rights (“DPR”) based on their role, level, business unit and the strategic objectives of the program. No additional stock options are offered under the Amended Existing LTIP. The additional restricted share awards are subject to a three-year vesting period covering the period from January 1, 2024 through December 31, 2026, being the expiration date of the previous existing LTIP’s original five-year term.

The total potential payout under the deferred payment right component was increased by an additional $8.5 million, subject to an overall cap of $17.5 million. In addition, the deferred payment right calculation formula was amended, the minimum equity value threshold for eligibility was reduced and the payout mechanism was revised to incorporate a tiered structure. The vesting period for the DPR was also extended to December 31, 2027 (from December 31, 2026). The Amended Existing LTIP further includes provisions governing the treatment of awards in the event of a delisting of the Company’s shares (other than as a result of a regulatory breach). The Company intends to settle the deferred payment rights in shares.

Additional restrictions include clawback provisions applicable for a two-year period from the vesting date of an award, triggered upon termination for misconduct, fraud, gross negligence or breaches of post-termination restrictive covenants.

The grant of additional restricted shares under the Amended Existing LTIP is subject to Codere Online having an effective Form S-8 registration statement on file with the SEC.

New Long Term Incentive Plan (“New LTIP”)

On the same date as for the Amended Existing LTIP, November 7, 2024, the Board also approved a new long-term incentive plan (the “New LTIP”) as an additional retention mechanism for senior management and directors. The New LTIP was approved by shareholders at the Annual General Meeting held on June 30, 2025.

The New LTIP is a stock option plan covering the 2024–2028 period pursuant to which Codere Online may grant up to 2.6 million stock options to eligible participants. The legal grant date is defined as the date of shareholder approval in respect of awards relating to years 2024 and 2025, and January 1 of each year for awards relating to years 2026 through 2028.

Options are granted at market value on the grant date and vest over a four-year period in annual cliff installments. Notwithstanding this general vesting rule, awards relating to 2024 and 2025 are deemed to have commenced vesting on January 1, 2024, and January 1, 2025, respectively. Although the New LTIP is a five-year plan, its overall term extends through December 31, 2031, to allow full vesting of awards granted in the fifth year. Each stock option has a contractual life of ten years measured from January 1 of the year of grant. Exercise of stock options is subject to Codere Online having an effective Form S-8 registration statement on file with the SEC. The New LTIP also includes clawback provisions permitting recovery of awards for a two-year period following vesting. In certain cases, including senior executive roles, clawback may also be triggered by voluntary resignation.

The total number of share options, restricted shares and deferred payments rights to each part of the LTIP, the Amended Existing LTIP and the New LTIP are as follows:

12/31/2025

	Number of share options	Number of restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Awarded during the period	1,005,000	-	7,725,000
Issued during the period	-	(149,639)	-
Cash settled during the period	-	(46,511)	-
Exercised during the period	-	-	-
Forfeited during the period	(44,625)	(41,034)	(423,598)
Total rights as of December 31, 2025	1,893,608	321,683	16,204,611
Vested	1,126,595	179,147	1,744,954	*
Unvested	767,013	142,536	14,459,657

*	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.

12/31/2024

	Number of share options	Number of restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Awarded during the period	15,567	7,974	163,458
Issued during the period	-	(193,275)	-
Cash settled during the period	-	(1,529)	-
Exercised during the period	-	-	-
Forfeited during the period	(114,227)	(42,177)	(73,411)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Vested	566,326	196,150	5,330,973
Unvested	366,907	362,717	3,572,236

12/31/2023

	Number of share options	Number of restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2022	903,955	899,918	8,792,426
Awarded during the period	158,637	81,254	313,242
Issued during the period	-	(175,944)	-
Cash settled during the period	-	(3,084)	-
Exercised during the period	-	-	-
Forfeited during the period	(30,699)	(14,270)	(292,506)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Vested	388,779	194,804	3,530,831
Unvested	643,114	593,070	5,282,331

The fair value of the equity instruments granted under the LTIP has been determined using a Monte Carlo simulation valuation model as of each of the grant dates, considering the conditions determined in the LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	49.06% – 49.17%
Expected term (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Additionally, the fair value of the equity instruments granted as part of the New LTIP Agreement has been determined using a Black-Scholes simulation valuation model as of each of the grant dates, considering the conditions determined in the New LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	50.25%
Expected term (years)	5.50 to 6.50
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Due to the limited liquidity of the Company trading shares, expected share price volatility has been determined based on the average historical standard volatility of a group of selected peers, considering a 5-year period, matching the applicable LTIP tenor.

Fair value of restricted shares

The fair value of restricted shares has been calculated as the number of estimated vested instruments multiplied by the grant-date fair value per restricted share. The number of estimated vested instruments is based on the awards granted to each beneficiary’s invitation letter, and the expected share value has been determined based on the aforementioned Monte Carlo simulation and the valuation inputs previously described.

Fair value of stock options

The fair value of stock options, which may be converted into the Company’s Ordinary shares at a previously specified price during a defined time period, has been calculated by multiplying the number of granted stock options by the grant-date fair value per option. To determine the value of stock options at each grant date, the Company used the expected share price evolution derived from the Monte Carlo simulation model under the LTIP and the Black-Scholes simulation model under the New LTIP. Option value consists of intrinsic value, which is the difference between the underlying share price and the option exercise price if positive, and time value, which reflects the possibility that the option may gain intrinsic value in the future. Based on the expected share price evolution, the Company’s stock options had only time value at each grant date, as the underlying share price was below the $10.00 per share exercise price under the LTIP. Under the New LTIP, the exercise price of each option is determined as the greater of (i) the market value of an ordinary Share on the grant date ($8.49 per share for Year 1 and Year 2 awards) and (ii) the nominal value of an Ordinary Share on the grant date (€1.00 per share). Based on the expected share price evolution, the stock options had time and intrinsic value at each grant date, as the underlying share price was close to the exercise price under the New LTIP.

Deferred payment rights

Deferred payment rights are subject to a non-market performance condition based on the evolution of the Company’s EBITDA during the Sub-Plan’s term, linked to EBITDA and net financial debt. However, the number of shares to be delivered can be estimated based on expected EBITDA performance in line with the Company’s business plan, which may be revised until the settlement date. Accordingly, the Company’s business plan is the primary input used to determine the preliminary number of shares to be delivered to beneficiaries under the Sub-Plans. For the purpose of determining the fair value of the deferred payment rights, a payout rate of 47.2% has been assumed for the deferred payment rights under the LTIP, and 100% for the DPR under the Amended Existing LTIP.

Termination, forfeiture and clawback provisions

Except in the case of a termination for Cause (as defined in the Amended Existing LTIP and the New LTIP), in which case all awards, whether vested or unvested, are forfeited, participants who cease to be employed by or provide services to Codere Online will retain vested awards only to the extent, and for the period, provided under the applicable LTIP. Any awards that remain unexercised or unvested after that period will be forfeited. Awards may also be subject to clawback or reduction (malus) in certain circumstances, including if a participant breaches post-termination, non-compete, non-solicitation obligations, or as requited by applicable law. Participants who qualify as “good leavers” will retain their vested awards as of the termination date and, with respect to stock options, will generally have 90-days to exercise such vested options.

The conditions defining bad leavers and good leavers have been revised under the Amended Existing LTIP and New LTIP. These changes alter the treatment of unvested and vested rights upon termination of employment or service, replacing prior arrangements and aligning the plans with the Company’s retention objectives.

Under the Amended Existing LTIP and New LTIP, the incentives granted to the beneficiaries are forfeited if they qualify as a bad leaver. Indeed, just for the Amended Existing LTIP, a bad leaver may only keep vested restricted shares and share options until the end of the calendar year prior to the termination date. If they were bad leavers that was terminated due to cause, then all awards are forfeited.

Vesting terms

Vesting depends on the applicable plan and type of award. Under the New LTIP, awards vest over time, at a rate of 25% per year. Under the Amended Existing LTIP, restricted shares fully vest on December 31,2026, while deferred payment rights continue to vest until December 31, 2027. Under the Amended Existing LTIP, pro rata vesting of deferred payment rights applies exclusively to good leavers.

To the extent permitted by applicable law, the Company may provide loans to participants to cover certain taxes due in connection with awards under the LTIP, the Amended Existing LTIP and the New LTIP.

The LTIP, the Amended Existing LTIP and the New LTIP are subject to the mandatory employment and labor laws applicable in each jurisdiction where participants perform their work under the plan, although a significant portion of compensation under these plans is awarded to beneficiaries located in Spain. The components of these plans may be subject to additional terms and conditions depending on the participant’s location of the beneficiary.

Codere Online recognizes the expense associated with the LTIP, the Amended Existing LTIP and the New LTIP using the accelerated vesting method, in line with IFRS 2. This approach treats each vesting tranche as a separate award with its own fair value, and expense is recognized over the respective vesting periods of each tranche.

For the years ended December 31, 2025, 2024, and 2023, the impact of their applicable LTIP plans was recorded in the consolidated statements of operations as personnel expenses amounting to €6,028 thousand, €1,858 thousand, and €2,246 thousand, respectively.

Repurchases under the Share Buyback Plan

The Company had repurchased $2.7 million (€2.4 million) of the Company’s shares under its authorized share buyback plan during the year ended December 31, 2025.

The plan had an authorized total investment of $5.0 million, which the Board increased to $7.5 million in November 2025. In the December 1, 2025, Extraordinary General Meeting, the Company obtained shareholder approval to extend its expiration from March 3, 2026 to December 31, 2026.